Income Tax (Details 2)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit
Change in valuation allowance	(21.00%)	(21.00%)
Income tax provision	0.00%	0.00%